VANECK CHINA BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2023 (unaudited)

		Par (000’s)	Value
CORPORATE BONDS: 77.7%
Basic Materials: 10.3%
Guangdong Guangxin Holdings Group Ltd. 3.37%, 03/11/25	CNY	20,000	$2,962,533
Taiyuan Iron & Steel Group Co. Ltd. 3.88%, 08/13/24	CNY	7,000	1,047,159
Zijin Mining Group Co. Ltd. 3.51%, 02/21/25	CNY	10,000	1,486,713
			5,496,405
Consumer Cyclicals: 1.4%
Beijing Tourism Group Co. Ltd. 3.95%, 08/02/26	CNY	4,900	721,794
Energy: 3.7%
PetroChina Co. Ltd. 3.50%, 01/19/26	CNY	3,490	521,924
Yankuang Energy Group Co. Ltd. 3.43%, 03/12/25	CNY	10,000	1,480,057
			2,001,981
Financials: 39.7%
Agricultural Development Bank of China
2.25%, 04/22/25	CNY	2,930	429,735
2.96%, 04/17/30	CNY	4,000	588,274
3.63%, 07/19/26	CNY	2,700	409,547
3.74%, 07/12/29	CNY	2,740	422,460
3.75%, 01/25/29	CNY	2,620	403,167
3.79%, 10/26/30	CNY	1,110	172,076
3.85%, 01/06/27	CNY	3,410	522,225
4.39%, 09/08/27	CNY	4,870	764,226
4.65%, 05/11/28	CNY	1,360	217,273
Beijing Haidian State-Owned Assets Operation Co. Ltd. 3.40%, 10/24/24	CNY	10,000	1,465,001
China Cinda Asset Management Co. Ltd. 4.75%, 04/14/27	CNY	20,000	3,091,150
China Development Bank
3.18%, 04/05/26	CNY	4,850	725,929
3.30%, 03/03/26	CNY	5,550	833,358
3.39%, 02/03/27	CNY	42	6,336
3.41%, 06/07/31	CNY	1,640	247,789
3.45%, 09/20/29	CNY	4,800	727,227
3.48%, 01/08/29	CNY	4,460	676,368
3.65%, 05/21/29	CNY	1,950	298,834
3.66%, 03/01/31	CNY	1,170	179,893
3.70%, 10/20/30	CNY	4,150	639,837
4.04%, 04/10/27	CNY	1,760	272,021
4.04%, 07/06/28	CNY	2,720	423,706
4.59%, 08/01/38	CNY	12,801	2,192,150
Chongqing Longhu Development Co. Ltd.
3.45%, 08/02/23	CNY	5,000	731,404
4.44%, 01/25/24	CNY	8,000	1,136,748
Cinda Investment Co. Ltd. 4.30%, 12/22/23	CNY	1,500	221,350
		Par (000’s)	Value
Financials (continued)
Export-Import Bank of China
3.22%, 05/14/26	CNY	1,970	$295,142
3.23%, 03/23/30	CNY	2,900	433,457
3.28%, 02/11/24	CNY	2,650	395,421
3.33%, 02/22/26	CNY	1,860	279,450
3.38%, 07/16/31	CNY	1,750	264,006
3.43%, 10/23/25	CNY	1,830	275,396
3.74%, 11/16/30	CNY	2,380	367,830
3.86%, 05/20/29	CNY	2,480	382,906
3.88%, 01/12/36	CNY	1,170	184,592
4.89%, 03/26/28	CNY	3,010	485,558
Guotai Junan Securities Co. Ltd. 3.31%, 05/21/24	CNY	200	29,763
			21,191,605
Government Activity: 0.2%
China Government Bond 2.90%, 05/05/26	CNY	846	126,671
Industrials: 12.1%
China State Railway Group Co. Ltd. 3.45%, 07/25/24	CNY	15,000	2,244,090
Jiangxi Ganyue Expressway Co. Ltd. 6.09%, 08/11/24	CNY	2,100	325,254
Nanjing Yangzi State-Owned Investment Group Co. Ltd. 2.70%, 10/21/24	CNY	9,000	1,319,351
Shanghai Pudong Development Group Co. Ltd. 3.52%, 04/21/26	CNY	10,000	1,492,153
Sichuan Development Holding Co. Ltd. 4.55%, 08/06/25	CNY	5,000	764,567
Tianjin Infrastructure Construction & Investment Group Co. Ltd. 5.70%, 02/26/23	CNY	15	2,240
Wuhan Metro Group Co. Ltd. 3.55%, 04/14/30	CNY	2,000	300,107
			6,447,762
Real Estate: 5.7%
Beijing Public Housing Center Co. Ltd. 3.19%, 04/16/40	CNY	10,000	1,481,690
China Fortune Land Development Co. Ltd.
5.50%, 10/22/22 (d) *	CNY	1,000	40,885
7.00%, 03/03/21 (d) *	CNY	1,000	37,185
COFCO Commercial Property Investment Co. Ltd. 3.94%, 01/25/25	CNY	10,000	1,468,862
			3,028,622
Utilities: 4.6%
China Huaneng Group Co. Ltd. 3.55% (ChinaBond Government Security Yield Curve 5Y YTM+3.56%), 03/09/25 (o) (s)	CNY	5,000	738,697

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VANECK CHINA BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s)	Value
Utilities (continued)
China Yangtze Power Co. Ltd. 3.35%, 10/17/26	CNY	1,500	$222,696
Shandong Lucion Investment Holdings Group Co. Ltd. 3.85%, 01/07/26	CNY	10,000	1,491,642
			2,453,035
Total Corporate Bonds (Cost: $43,684,169)			41,467,875

GOVERNMENT OBLIGATIONS: 19.1%
Agricultural Development Bank of China
3.24%, 08/14/24	CNY	2,400	358,867
4.98%, 01/12/25	CNY	2,640	407,905
China Development Bank 3.34%, 07/14/25	CNY	3,830	575,145
China Government Bond 1.99%, 04/09/25	CNY	3,510	514,484
		Par (000’s)	Value
2.47%, 09/02/24	CNY	5,300	$785,247
2.68%, 05/21/30	CNY	3,450	503,474
2.69%, 08/12/26	CNY	2,050	304,122
2.77%, 06/24/30	CNY	5,690	835,355
2.85%, 06/04/27	CNY	5,420	806,829
2.86%, 07/16/30	CNY	3,350	495,246
3.01%, 05/13/28	CNY	5,630	844,123
3.02%, 10/22/25	CNY	2,150	322,696
3.02%, 05/27/31	CNY	2,710	407,124
3.03%, 03/11/26	CNY	5,400	810,970
3.25%, 06/06/26	CNY	3,620	548,167
3.27%, 11/19/30	CNY	2,980	457,307
3.28%, 12/03/27	CNY	1,050	160,077
3.29%, 05/23/29	CNY	2,680	410,853
3.74%, 09/22/35	CNY	3,900	622,257
Total Government Obligations (Cost: $10,713,756)			10,170,248
Total Investments: 96.8% (Cost: $54,397,925)			51,638,123
Other assets less liabilities: 3.2%			1,712,114
NET ASSETS: 100.0%			$53,350,237

Definitions:

CNY	Chinese Yuan

Footnotes:

*	Non-income producing
(d)	Security in default
(o)	Perpetual Maturity — the date shown is the next call date
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule

Summary of Investments by Sector	% of Investments	Value
Financials	43.6%	$22,533,523
Government Activity	17.3	8,955,001
Industrials	12.5	6,447,762
Basic Materials	10.6	5,496,405
Real Estate	5.9	3,028,622
Utilities	4.8	2,453,035
Energy	3.9	2,001,981
Consumer Cyclicals	1.4	721,794
	100.0%	$51,638,123
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